As filed with the Securities and Exchange Commission on May 8, 2017

File Nos. 33-35779 and 811-06135

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	43 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	45 [X]

TEMPLETON INSTITUTIONAL FUNDS
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954) 527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 5th day of May, 2017.

 TEMPLETON INSTITUTIONAL FUNDS

By:   /s/LORI A. WEBER

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J. BOERSMA*	President & Chief Executive Officer –
Norman J. Boersma	Investment Management
Dated: May 5, 2017

LAURA F. FERGERSON*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration
Dated: May 5, 2017

MARK H. OTANI*	Chief Financial Officer and
Mark H. Otani	Chief Accounting Officer
Dated: May 5, 2017

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 5, 2017

ANN TORRE BATES*

Trustee
Ann Torre Bates MARY C. CHOKSI* Mary C. Choksi	Dated: May 5, 2017 Trustee Dated: May 5, 2017

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 5, 2017

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 5, 2017

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 5, 2017

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 5, 2017

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: May 5, 2017

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: May 5, 2017

CONSTANTINE D. TSERETOPOULOS*

Trustee
Constantine D. Tseretopoulos	Dated: May 5, 2017

ROBERT E. WADE*

Trustee
Robert E. Wade	Dated: May 5, 2017

*By   /s/LORI A. WEBER

Lori A. Weber, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase